LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2023
Long-Term Investments [Abstract]
LONG-TERM INVESTMENTS

6. LONG-TERM INVESTMENTS

	Equity securities without readily determinable	Equity method	Held-to- maturity	Available for sale
	fair value	investments	investment	investment	Total
	RMB	RMB	RMB	RMB	RMB
Balance at December 31, 2020	647,702	57,491	33,079	—	738,272
Additions	97	19,971	38,000	—	58,068
Disposals	—	(7,652)	(18,983)	—	(26,635)
Loss in held-to-maturity investment	—	—	(14,096)	—	(14,096)
Share of (loss) in equity method investments	—	(7,167)	—	—	(7,167)
Impairment charges	(23,193)	(4,229)	—	—	(27,422)
Impact of exchange rate	6,787	(381)	—	—	6,406
Balance at December 31, 2021	631,393	58,033	38,000	—	727,426
Additions	—	3,000	14,207	—	17,207
Disposals	—	(14,738)	(38,000)	—	(52,738)
Share of income in equity method investments	—	19,432	—	—	19,432
Impairment charges	(164,161)	(3,452)	(14,207)	—	(181,820)
Impact of accounting method changes	(361,100)	361,100	—	—	—
Impact of exchange rate	(3,622)	4,322	—	—	700
Balance at December 31, 2022	102,510	427,697	—	—	530,207
Additions	—	—	470,000	35,968	505,968
Disposal	—	—	(1,056)	—	(1,056)
Adjustment of interest on held-to-maturity investments	—	—	39,392	—	39,392
Accumulated other comprehensive income				(883)	(883)
Share of income in equity method investments	—	19,280	—	—	19,280
Impairment charges	(26,088)	—	1,056	—	(25,032)
Impact of accounting method changes	—	—	—	—	—
Impact of exchange rate	(2,143)	1,711	—	—	(432)
Balance at December 31, 2023	74,279	448,688	509,392	35,085	1,067,444

Equity securities without readily determinable fair value

The following table sets forth the Group’s equity securities without readily determinable fair value:

	December 31,	December 31,
	2022	2023
	RMB	RMB
EZhou Rural Commercial Bank	40,000	40,000
BitPay, Inc. (Delaware)(i)	27,589	—
Ningbo Weilie investment management partnership (limited partnership) (“Ningbo Weilie”) (ii)	20,000	20,000
Others	14,921	14,279
Total	102,510	74,279

(i)	In March 2018, the Group acquired a 1.11% of equity interest in BitPay, Inc. (Delaware) for cash consideration of RMB28,400. The Group holds 1.11% equity interest as of December 31, 2022 and December 31,2023. No impairment existed at December 31, 2022. BitPay operating results have significantly fluctuated and have not been stable due to the highly volatile nature of crypto. The Group fully impaired the investment as of December 31, 2023.

(ii)	In December 2017, the Group purchased a 8.50% equity interest in Ningbo Weilie for cash consideration of RMB 20,000,000. No impairment existed at December 31, 2022 and December 31,2023, and there were no observable price changes for the year ended December 31,2023.

Equity method investments

	December 31,	December 31,
	2022	2023
	RMB	RMB
CSJ Golden Bull (Beijing) Investment Consulting Co., Ltd (“CSJ Golden Bull”) (i)	10,549	—
PT.TIRTA Finance(ii)	24,218	24,946
Hubei Consumption Financial Company (“Hubei Consumption”) (iii)	390,019	420,697
Others	2,911	3,045
Total	427,697	448,688

(i)	In September 2017, the Group purchased an equity interest in CSJ Golden Bull for cash consideration of RMB40,900. The Group holds a 25% equity interest as of December 31, 2022 and December 31, 2023. Due to the business environment and poor management, CSJ Golden Bull has had sustained losses for many years. Equity loss of CSJ Golden Bull for the years ended December 31, 2021,2022 and 2023 was RMB5,034, RMB6,552 and 10,549 respectively.

(ii)	In June 2021, the Group sold 40% of PT.TIRTA Finance to Trusty Cars Pte. Ltd (a third party) and 5% of PT.TIRTA Finance to PT SAHABAT MITRA (a third party), and therefore deconsolidated PT.TIRTA Finance and recorded a loss of RMB582. The fair value on the day of disposal was RMB 49,927 using the asset-based method based on various assumptions, e.g. Fair market, going concern, policy stability, etc. The Group continued to have significant influence on PT.TIRTA Finance and accounted for its 40% equity interest in it. After the transaction, Trusty Cars Pte. Ltd became a related party. There have been no transactions between Trusty Cars Pte. Ltd and the Group after the transaction. No impairment existed at December 31, 2023, and there were no observable price changes for the year ended December 31, 2023. The equity income (loss) of PT.TIRTA Finance for the years ended December 31, 2021,2022 and 2023 was RMB211, RMB (136) and RMB16, respectively.

(iii)	In December 2019, the Group paid RMB361,100 in cash in exchange for a 24.47% equity interest in Hubei Consumption. No impairment existed at December 31, 2022 and December 31, 2023, and there were no observable price changes for the year ended December 31, 2023. Equity income of Hubei Consumption for the years ended December 31, 2021,2022 and 2023 was RMB nil, 28,919 and RMB30,678, respectively.

Held-to-maturity investments

In 2021, the Group purchased a principal-guaranteed debt investment in the form of a beneficiary interest in a trust for cash consideration of RMB38,000, which had a stated maturity within one year. The Group disposed this investment in 2022.

In 2023, the Group purchased a certificate of deposit at RMB470,000 as a held-to-maturity investment. This held-to-maturity investment is measured at amortized cost and the interest adjustment amount is RMB39,392.

Available for sale investment

In 2023, the Group purchased HSBC HOLDINGS PLC BOND for RMB 35,968, which has a stated maturity within two years. The fair value is RMB36,851 and the unrealized loss for this investment was RMB 883 as of December 31, 2023.